Segmented Information	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Segmented Information [Text Block]
Note 7	Segmented Information

The Company’s chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by desegregated information about revenues by geographic region for purposes of making operating decisions and assessing financial performance. Accordingly, the Company has concluded that it has one reportable operating segment.

Foreign revenues are based on the country in which the customer is located. The following is a summary of total revenues by geographic area for the three months ended July 31, 2011 and 2010:

	Three Months Ended
	July 31,
	2011	2010
North America	$1,603,753	$1,377,595
Europe	847,033	619,630
Asia and Africa	219,198	118,405
Latin America	88,750	103,955
	$2,758,734	$2,219,585

Contained within the results of North America for the three months ended July 31, 2011 are revenues from the United States of $951,087 (2010 - $1,172,545) and from Canada of $652,666 (2010 - $205,050).

Contained within the results of Europe for the three months ended July 31, 2011 are revenues from the United Kingdom of $379,940 (2010 - $408,413), from Germany of $102,566 (2010 - $50,686), from France of $96,840 (2010 - $7,527), from the Netherlands of $93,973 (2010 - $14,087), and from Iceland of $30,934 (2010 - $20,704).

Contained within the results of Asia and Africa for the three months ended July 31, 2011 are revenues from South Africa of $72,974 (2010 - $27,387), from Thailand of $33,008 (2010 - $nil), from Australia $22,270 (2010 - $22,681), and from China of $20,974 (2010 - $39,543).

Contained within the results of Latin America for the three months ended July 31, 2011 are revenues from Brazil of $32,813 (2010 - $14,940), from Colombia of $19,192 (2010 - $11,511), and from Mexico of $14,115 (2010 - $38,071).

All of the Company’s long-lived assets, which include equipment, intangible assets, goodwill and other assets, are located in Canada and the United States as follows:

	As at
	July 31, 2011	April 30, 2011
Canada	$9,830,664	$10,190,468
United States	18,891	25,071
	$9,849,555	$10,215,539

Revenue from significant customers for the three months ended July 31, 2011 and 2010 is summarized as follows:

	Three Months Ended
	July 31,
	2011	2010
Customer A	15%	-%
Customer B	4%	21%
Customer C	8%	15%
	27%	36%

Accounts receivable balances for Customer A were $361,600 as at July 31, 2011 (April 30, 2011 - $881,400).
Accounts receivable balances for Customer B were $71,000 as at July 31, 2011 (April 30, 2011 - $93,837).
Accounts receivable balances for Customer C were $187,183 as at July 31, 2011 (April 30, 2011 - $311,100).

Note 10	Segmented Information

Our chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by desegregated information about revenues by geographic region for purposes of making operating decisions and assessing financial performance. Accordingly, we have concluded that we have one reportable operating segment. The Company has determined that it is impracticable to report the revenues from external customers for each product and service or each group of similar products and services.

Foreign revenues are based on the country in which the customer is located. The following is a summary of total revenues by geographic area for the years ended April 30, 2011 and 2010:

	Years Ended
	April 30,
	2011	2010
North America	$6,387,514	$4,960,905
Europe	3,200,291	1,960,691
Asia and Africa	955,713	571,471
Central and South America	496,780	523,790
	$11,040,298	$8,016,857

Contained within the results of North America for the year ended April 30, 2011 are revenues from the United States of $4,049,673 (2010 - $4,281,828) and from Canada of $2,337,841 (2010 - $679,077).

Contained within the results of Europe for the year ended April 30, 2011 are revenues from the United Kingdom of $1,627,526 (2010 - $461,470), from Germany of $210,002 (2010 - $320,039), from France of $185,441 (2010 - $50,906), from Iceland of $164,890 (2010 - $37,655), from Switzerland $160,062 (2010 - $146,375), and from the Netherlands of $155,533 (2010 - $233,095).

Contained within the results of Central and South America for the year ended April 30, 2011 are revenues from Mexico of $163,318 (2010 - $313,436), from Chile of $134,798 (2010 - $52,203), from Colombia of $82,847 (2010 - $47,689), from Brazil of $63,254 (2010 - $70,952), and from Argentina of $12,704 (2010 - $16,774).

Contained within the results of Asia and Africa for the year ended April 30, 2011 are revenues from Japan of $270,926 (2010 - $34,548), from Russian Federation of $216,944 (2010 - $18,989), from South Africa of $87,282 (2010 - $15,010), from Saudi Arabia of $85,510 (2010 - $nil), and from Australia of $73,633 (2010 - $68,427).

All of the Company’s long-lived assets, which includes equipment, goodwill, intangible assets and other assets, are located in Canada and the United States as follows:

	As at
	April 30,
	2011	2010
Canada	$10,190,468	$11,825,188
United States	25,071	15,420
	$10,215,539	$11,840,608

Revenue from significant customers for the years ended April 30, 2011 and 2010 is summarized as follows:

	Years Ended
	April 30,
	2011	2010
Customer A	12%	15%
Customer B	12%	–%
Customer C	11%	–%
	35%	15%

Accounts receivable balance for Customer A was $93,837 as at April 30, 2011 (April 30, 2010 - $1,000,975). Accounts receivable balance for Customer B was $881,400 as at April 30, 2011 (April 30, 2010 - $nil). Accounts receivable balance for Customer C was $311,100 as at April 30, 2011 (April 30, 2010 - $nil).